Dividends	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of dividends [Abstract]
Dividends	DIVIDENDS
On January 17, 2020, the Board declared an interim dividend of HK$0.99 (equivalent to US$0.127) per share. The interim dividend, amounting in aggregate to HK$8.01 billion (equivalent to US$1.03 billion), was paid on February 21, 2020.
On April 17, 2020, the Board resolved not to recommend the payment of a final dividend in respect of the year ended December 31, 2019.
On February 19, 2021, the Board did not recommend the payment of a ﬁnal dividend in respect of the year ended December 31, 2020.
The Board does not recommend the payment of an interim dividend for the six months ended June 30, 2021.
DIVIDENDS
Dividend payments made during the year were as follows:

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
2017 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 19, 2018 and paid(i)	$1,023	$—	$—
2017 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 25, 2018 and paid(i)	1,030	—	—
2018 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 18, 2019 and paid(i)	—	1,023	—
2018 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 24, 2019 and paid(i)	—	1,031	—
2019 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 17, 2020 and paid(i)	—	—	1,025
	$2,053	$2,054	$1,025

(i)    The 2017 interim and final dividend, the 2018 interim and final dividend, the 2019 interim dividend were not recognized as a liability as at December 31, 2017, 2018 and 2019, respectively. They were reflected as appropriation of reserves during 2018, 2019 and 2020, respectively.
On January 17, 2020, the Board declared an interim dividend of HK$0.99 (equivalent to US$0.127) per share in respect of the year ended December 31, 2019, payable to Shareholders of the Company whose names appeared on the register of members of the Company on February 5, 2020. The interim dividend, amounting in aggregate to HK$8.01 billion (equivalent to US$1.03 billion), was paid on February 21, 2020.
On April 17, 2020, the Board resolved not to recommend the payment of a final dividend in respect of the year ended December 31, 2019.
The Board does not recommend the payment of a final dividend in respect of the year ended December 31, 2020.